Financial Instruments and Risk Management (Details) $ in Thousands, € in Millions	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Financial Instruments and Risk Management [Abstract]
Cash in hand	€ 3.0	$ 20	€ 7.8	$ 300